Subsequent Events	12 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

 Note 19–Subsequent Events

On December 20, 2013, the Company announced its decision to not further extend the termination date of a previously announced Agreement and Plan of Merger dated as of August 10, 2012 by and between the Company and Customers Bancorp, Inc. ("Customers"), as amended effective as of April 22, 2013 ("Merger Agreement"). The Merger Agreement had called for a termination date by December 31, 2013 if the contemplated merger of the Company and Customers is not completed by that time. Customers would have had a right to extend the termination date to a later date of March 31, 2014 if certain conditions were satisfied, including that Customers shall have made all regulatory filings that are required to obtain regulatory approval for the purchase of the Company and CMS by December 31, 2013. To date, this condition has not been satisfied and it is the Company's understanding that Customers will not satisfy this condition. As the Company had informed Customers, the decision of the Company's Board of Directors to not further extend the Merger Agreement beyond the December 31, 2013 termination date was due to delays in the receipt of regulatory approvals by Customers to purchase the Company and CMS Bank. Due to the continued delay and uncertainty in the timing of receipt of regulatory approvals by Customers, the Company decided that not further extending the Merger Agreement, which allows the Merger Agreement to be terminated, is in the Company's best interest.

On December 20, 2013, Customers issued a press release announcing termination of the Merger Agreement. The press release indicated that the Merger Agreement had been terminated by mutual consent of the parties, thereby releasing Customers of its obligation to pay a One Million Dollar ($1,000,000) termination fee to the Company that the parties had specifically previously agreed to if the merger cannot close due to Customers' failure to receive the required regulatory approvals.

The Company's position is that it did not waive its right to the termination fee, nor did it agree to any terms of termination with Customers, and views Customers' attempt to evade its obligation to pay the termination fee as being an intentional breach of the merger agreement and demonstrates an absence of good faith.  The Company has indicated it will proceed to terminate the Merger Agreement in its normal course on December 31, 2013, pursuant to the terms of the Merger Agreement.